UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  December 31, 2002
Check here if Amendment   [ x ]; Amendment number: [ 12 ]
This Amendment (Check only one):  [  ] is a restatement.
[ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    January 27, 2003
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  46
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $116,281

LIST OF OTHER INCLUDED MANAGERS:
NONE

                       TITLE OF                VALUE    SHARES/   SH/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           CLASS        CUSIP   (x$1000)   PRN AMT  PRN  DSCRETN   MNGERS   SOLE   SHARED   NONE
------------------    ----------     -------  --------  --------  ---  -------   ------  ------  ------ ---------

Acuity Brnds Inc         COM        00508Y102     1205    89000   SH   SOLE      None     39100            49900
Am Retirement Corp       COM        028913101     3314  1699600   SH   SOLE      None    559678          1139922
Bancorp South            COM        059692103      233    12000   SH   SOLE      None      8200             3800
Belo Corp Cl A           COM        080555105     3997   187493   SH   SOLE      None    112365            75128
Berkshire Hath Cl B      COM        084670207    17189     7094   SH   SOLE      None      3300             3794
Berry Petroleum 'A'      COM        085789105     4585   268920   SH   SOLE      None    184000            84920
Calif Coastl Comm        COM        129915104       90    16347   SH   SOLE      None      9300             7047
Coca-Cola Co             COM        191216100      373     8497   SH   SOLE      None      4200             4297
Correc Crp of Am         COM        22025Y100     2488   145096   SH   SOLE      None     58500            86596
Crawford & Co 'A'        COM        224633206       50    12207   SH   SOLE      None      8300             3907
Crawford & Co 'B'        COM        224633107       93    18621   SH   SOLE      None      9100             9521
Fairfax Financial Hldg   COM        303901102    10743   139500   SH   SOLE      None     49700            89800
General Electric         COM        369604103      302    12400   SH   SOLE      None      9400             3000
General Mtr Hughes Elect COM        370442832     1972   184300   SH   SOLE      None    118000            66300
Gillette Co              COM        375766102      788    25948   SH   SOLE      None     11000            14948
Glatfelter               COM        377316104      557    42300   SH   SOLE      None     14700            27600
GTECH Holdings           COM        400518106     9657   346620   SH   SOLE      None    243000           103620
Hanson PLC               COM        411352305      444    20000   SH   SOLE      None      7700            12300
HCC Ins Hldgs            COM        404132102     4075   165640   SH   SOLE      None    112000            53640
Intl Flavor & Fragrn     COM        459506101     1057    30100   SH   SOLE      None     15200            14900
Japan Equity             COM        471057109       70    16000   SH   SOLE      None      6900             9100
Japan Smaller Cap Fd     COM        471091108       70    11500   SH   SOLE      None      7900             3600
LabOne                   COM        50540L105    14927   842375   SH   SOLE      None    376000           466375
Lee Enterprises          COM        523768109     1617    48228   SH   SOLE      None     23100            25128
Legacy Hotels            COM        524919107     2408   523500   SH   SOLE      None    448100           378500
Leucadia Natl Corp       COM        527288104      731    19600   SH   SOLE      None      7700            11900
Liberty Media            COM        530718105      157    17535   SH   SOLE      None     11100             6435
Loews Corp               COM        540424108     1235    27780   SH   SOLE      None     12600            15180
McCormick & Co           COM        579780206      348    15000   SH   SOLE      None      7200             7800
Media General            COM        584404107      312     5200   SH   SOLE      None      3500             1700
Millea Holdings Inc      COM        60032R106      257     7300   SH   SOLE      None      4300             3000
Natl Health Investors    COM        63633D104     6714   417529   SH   SOLE      None    135200           282329
Natl Health Realty       COM        635905102      473    32397   SH   SOLE      None     12700            19697
Natl Healthcare Corp     COM        635906100      530    30293   SH   SOLE      None     17200            13093
Pall Corp                COM        696429307     3161   189500   SH   SOLE      None    156300            33200
Philip Morris Cos        COM        718154107     3244    80040   SH   SOLE      None     43700            36340
Ryerson Tull Inc         COM        783755101      595    97616   SH   SOLE      None     56400            41216
Scripps E W Co Cl A      COM        811039106     1685    21895   SH   SOLE      None      9500            12395
Syntroleum Corp          COM        871630109     1930  1115577   SH   SOLE      None    783600           331977
Tidewater Inc            COM        886423102     2420    77803   SH   SOLE      None     25600            52203
Trustmark Corp           COM        898402102      294    12364   SH   SOLE      None      4000             8364
Vulcan Materials         COM        929160109     6187    16498   SH   SOLE      None      7200             9298
Wal-Mart Stores          COM        931142103      535    10600   SH   SOLE      None      4900             5700
Washington Post 'B'      COM        939640108      523      709   SH   SOLE      None       300              409
Wesco Financial          COM        950817106      646     2083   SH   SOLE      None      1200              883
White Mountain Insur     COM        G9618E107     2000     6192   SH   SOLE      None      2500             3692

TOTAL                                           116281
